Intangible Assets and Goodwill - Goodwill By Segment (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jul. 02, 2023	Jan. 01, 2023	Jul. 03, 2022	Jan. 02, 2022
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 9,185	$ 9,146	$ 9,810	$ 10,326
Currency translation/other	(104)	39	(664)	(516)
Realignment of segment goodwill		0
Goodwill, ending balance	9,081	9,185	9,146	9,810
Johnson & Johnson
Goodwill [Roll Forward]
Goodwill, beginning balance	0	9,146	9,810	10,326
Currency translation/other		0	(664)	(516)
Realignment of segment goodwill		(9,146)
Goodwill, ending balance		0	9,146	9,810
Self Care
Goodwill [Roll Forward]
Goodwill, beginning balance	5,194	0	0	0
Currency translation/other	(39)	1	0	0
Realignment of segment goodwill		5,193
Goodwill, ending balance	5,155	5,194	0	0
Skin Health and Beauty
Goodwill [Roll Forward]
Goodwill, beginning balance	2,365	0	0	0
Currency translation/other	(76)	31	0	0
Realignment of segment goodwill		2,334
Goodwill, ending balance	2,289	2,365	0	0
Essential Health
Goodwill [Roll Forward]
Goodwill, beginning balance	1,626	0	0	0
Currency translation/other	11	7	0	0
Realignment of segment goodwill		1,619
Goodwill, ending balance	$ 1,637	$ 1,626	$ 0	$ 0